Operating Segments - Schedule of Operating Segments (Details) - Operating Segment [Member] - MYR (RM)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Segments [Line Items]
Revenue	RM 63,765,238	RM 32,359,976
Cost of Revenue	(48,435,188)	(25,422,507)
Gross Profit/(Loss)	15,330,050	6,937,469
Selling & Administrative Expenses	(3,749,883)	(2,013,864)
Income from operations	11,580,167	4,923,605
Segment depreciation	2,452,065	1,226,224
Segment amortization	62,867	41,442
Segment Assets	61,024,173	27,823,027
Segment Liabilities	12,649,030	14,240,815
SAAS Business [Member]
Schedule of Operating Segments [Line Items]
Revenue	18,062,860	9,680,695
Cost of Revenue	(15,361,688)	(7,517,679)
Gross Profit/(Loss)	2,701,172	2,163,016
Selling & Administrative Expenses	(749,977)	(503,466)
Income from operations	1,951,195	1,659,550
Segment depreciation	1,471,239	735,734
Segment amortization	37,720	24,865
Segment Assets	36,614,504	16,693,816
Segment Liabilities	7,589,418	8,544,489
Software Customization [Member]
Schedule of Operating Segments [Line Items]
Revenue	8,186,078	4,684,825
Cost of Revenue	(6,838,044)	(3,773,769)
Gross Profit/(Loss)	1,348,034	911,056
Selling & Administrative Expenses	(749,977)	(503,466)
Income from operations	598,057	407,590
Segment depreciation	245,206	122,622
Segment amortization	6,287	4,144
Segment Assets	6,102,417	2,782,303
Segment Liabilities	1,264,903	1,424,082
Data Analysis & Hosting Services [Member]
Schedule of Operating Segments [Line Items]
Revenue	13,729,995	8,029,856
Cost of Revenue	(10,252,944)	(7,699,476)
Gross Profit/(Loss)	3,477,051	330,380
Selling & Administrative Expenses	(749,977)	(503,466)
Income from operations	2,727,074	(173,086)
Segment depreciation	490,414	245,246
Segment amortization	12,574	8,289
Segment Assets	12,204,834	5,564,606
Segment Liabilities	2,529,805	2,848,162
Outright Purchase [Member]
Schedule of Operating Segments [Line Items]
Revenue	23,410,105	9,964,600
Cost of Revenue	(15,543,633)	(6,184,500)
Gross Profit/(Loss)	7,866,472	3,780,100
Selling & Administrative Expenses	(749,976)	(503,466)
Income from operations	7,116,496	3,276,634
Segment depreciation	122,603	61,311
Segment amortization	3,143	2,072
Segment Assets	3,051,209	1,391,151
Segment Liabilities	632,452	712,041
Others [Member]
Schedule of Operating Segments [Line Items]
Revenue	376,200
Cost of Revenue	(438,879)	(247,083)
Gross Profit/(Loss)	(62,679)	(247,083)
Selling & Administrative Expenses	(749,976)
Income from operations	(812,655)	(247,083)
Segment depreciation	122,603	61,311
Segment amortization	3,143	2,072
Segment Assets	3,051,209	1,391,151
Segment Liabilities	RM 632,452	RM 712,041